Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
In December of 2008, the Company formed Hawthorn Real Estate, LLC (the "Real Estate Company"), a wholly owned subsidiary of the Company. In December of 2017, the Company formed Hawthorn Risk Management, Inc. (the "Insurance Captive"), a wholly owned subsidiary of the Company. The consolidated financial statements include the accounts of the Company, the Bank, the Real Estate Company, and the Insurance Captive. The Insurance Captive was dissolved December 1, 2023. All significant intercompany accounts and transactions have been eliminated in consolidation.

Loans
Loans
Loans that the Company has the intent and ability to hold for the foreseeable future or to maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for credit losses. Income on loans is accrued on a simple-interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.
Loans Held for Sale
The Company designates certain long-term fixed rate personal real estate loans as held for sale. Prior to September 30, 2024, these loans were initially measured at fair value under the fair value option election with subsequent changes in the fair value recognized as mortgage banking income. Beginning September 30, 2024, loans held for sale are carried at the lower of cost or estimated fair value. The loans are primarily sold to Freddie Mac, Fannie Mae, PennyMac, and various other secondary market investors with servicing released. There were $0.6 million of mortgage loans held for sale at December 31, 2025 compared to none at December 31, 2024.
Non-Accrual Loans
Loans are placed on non-accrual status when management believes that the borrower's financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Real estate loans secured by one-to-four family residential properties are exempt from these non-accrual guidelines. These loans are placed on non-accrual status after they become 120 days past due. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. A loan remains on non-accrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.

Allowance for Credit Losses
Allowance for Credit Losses
The allowance for credit losses ("ACL") is measured using a lifetime expected loss model that incorporates relevant information about past events, including historical credit loss experience on loans with similar risk characteristics, current conditions, and reasonable and supportable forecasts that affect the collectability of the remaining cash flows over the contractual term of the loans. The allowance for credit losses is measured on a collective (pool) basis. Loans are aggregated into pools based on similar risk characteristics including borrower type, collateral type and expected credit loss patterns. Loans that do not share similar risk characteristics, primarily large loans on non-accrual status, are evaluated on an individual basis. The allowance for credit losses is a valuation account that is deducted from loans amortized cost basis to present the net amount expected to be collected on the instrument. Expected recoveries are included in the allowance and do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Loans are charged off against the allowance for credit losses when management believes the balance has become uncollectible.
For loans evaluated for credit losses on a collective basis, average historical loss rates are calculated for each pool using relevant peer historical net charge-offs (combined charge-offs and recoveries by observable historical reporting period) and the Company's outstanding loan balances during a lookback period. The Company chose to use relevant peer loan loss data due to statistical relevance concerns, low observation counts, historical data limitations, and the inability to secure through the cycle loan-level data. Lookback periods can be different based on the individual pool and represent management’s credit expectations for the pool of loans over the remaining contractual life. The calculated average net charge-off rate is then adjusted for current conditions and reasonable and supportable forecasts. These adjustments increase or decrease the average historical loss rate to reflect expectations of future losses given a single path economic forecast of a single macroeconomic variable, which is the civilian unemployment rate. The adjustments are based on results from various regression models projecting the impact of the selected macroeconomic variable to loss rates. The forecast is used for a reasonable and supportable period before reverting back to historical averages using a straight-line method. The forecast adjusted loss rate is applied to the loans over the remaining contractual lives, adjusted for expected prepayments and curtailments. The contractual term excludes expected extensions, renewals and modifications. Credit cards and certain similar consumer lines of credit do not have stated maturities and therefore, for these loan classes, remaining contractual lives are determined by estimating future cash flows expected to be received from customers until payments have been fully allocated to outstanding balances. Agriculture loans also use the remaining life methodology for estimating life of loan losses. Additionally, the allowance for credit losses considers qualitative or environmental factors, such as: lending policies and procedures; economic conditions; the nature, volume and terms of the portfolio; lending staff and management; past due loans; the loan review system; collateral values; concentrations of credit; and external factors.

Allowance for Credit Losses on Off-Balance-Sheet Credit Exposures
Allowance for Credit Losses on Off-Balance-Sheet Credit Exposures
The Company maintains a separate allowance for credit losses for off-balance-sheet credit exposures, including unfunded loan commitments, unless the associated obligation is unconditionally cancellable by the Company. This allowance is included in other liabilities on the Consolidated Balance Sheets with associated expense recognized as a component of the provision for credit losses on the Consolidated Statements of Income. The liability for unfunded lending commitments utilizes the same model as the allowance for credit losses on loans, however, the liability for unfunded lending commitments incorporates an assumption for the portion of unfunded commitments that are expected to be funded.
Certificates of Deposit in other banks
Certificates of Deposit in other banks
Certificates of deposit are investments made by the Company with other financial institutions, in amounts less than $250,000 each in order to qualify for insurance coverage under the Federal Deposit Insurance Corporation ("FDIC"), that are carried at cost which approximates fair values.

Investment Securities
Investment Securities
Available-for-sale Securities
The largest component of the Company's investment portfolio consists of debt securities which are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income, net of taxes, a component of stockholders' equity. Securities are periodically evaluated for impairment related to credit loss in accordance with guidance provided by the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification ("ASC") Topic 326, Financial Instruments - Credit Losses. The Company assesses whether it intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. Any impairment that has not been recorded through an allowance for credit losses related to all other factors is recognized in other comprehensive income.
Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage-backed securities, as an adjustment to yield. Dividend and interest income are recognized when earned. Realized gains and losses for securities classified as available-for-sale are included in earnings based on the specific identification method for determining the cost of securities sold.
Other Investment Securities
Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in Federal Home Loan Bank of Des Moines ("FHLB") stock, and Midwest Independent BankersBank ("MIB") stock, which do not have readily determinable fair values, are required for membership in those organizations.
Equity securities with readily determinable fair values are recorded at fair value, with changes in fair value reflected in earnings. Equity securities that do not have readily determinable fair values are carried at cost and are periodically assessed for impairment.

Capital Stock of the FHLB
Capital Stock of the FHLB
The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Agency, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines ("FHLB") in an amount equal to 6 basis points of the Bank's year-end total assets plus 4.50% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.

Premises and Equipment
Premises and Equipment
Premises and Equipment, net
Premises and equipment are stated at cost less accumulated depreciation. Depreciation applicable to buildings and improvements and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be five to forty years for buildings and improvements and three to fifteen years for furniture and equipment. Maintenance and repairs are expensed as incurred.
Premises and Equipment Held for Sale, net
Premises and equipment held for sale, net, are carried at the lower of cost or estimated fair value less disposal costs. Subsequent write-downs and gains or losses on the sales are recorded to (losses) gains on other real estate owned and other assets, net.
Derivative Instruments
Derivative Instruments

The Company recognizes derivative instruments as either assets or liabilities in the balance sheet and measures those instruments at fair value. The related cash flows are recorded in the operating activities section of the Consolidated Statements of Cash Flows.
The Company enters into interest rate derivative instruments with customers while at the same time entering into offsetting interest rate derivative instruments with another financial institution. These transactions allow the customer to effectively manage their exposure to variable rate loans. Because the Company acts as an intermediary for its customers, changes in the fair value of the underlying derivative instruments substantially offset each other and do not have a material impact on the Company’s Consolidated Statements of Income.
Mortgage Servicing Rights
Mortgage Servicing Rights
The Company originates and sells residential mortgage loans in the secondary market and historically retained the right to service the loans sold. In January 2024, the Company sold its mortgage servicing rights portfolio, and the balance was $0 at both December 31, 2025 and 2024. See Note 6, "Intangible Assets" for further details of this sale.
Other Real Estate Owned and Repossessed Assets
Other Real Estate Owned and Repossessed Assets
Other real estate owned and repossessed assets consist of loan collateral that has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for credit losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The valuation write-downs are recorded as other non-interest expense. The Company establishes a valuation allowance related to other real estate owned and repossessed assets on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the cost of the asset.

Cash Surrender Value Bank-Owned Life Insurance
Cash Surrender Value Bank-Owned Life Insurance
The Company has purchased life insurance policies on the lives of certain officers and non-employee directors. The premiums paid for the policies, which coincide with the initial cash surrender value, are recorded as an asset. Changes in the cash surrender value, other than proceeds from death benefits, are recorded as noninterest income as earnings on bank-owned life insurance. Proceeds from death benefits first reduce the cash surrender value attributable to the individual policy and then any proceeds are recorded in other noninterest income.
Pension Plan
Pension Plan
The Company provides a noncontributory defined benefit pension plan for all full-time and eligible employees. The benefits are based on age, years of service and the level of compensation during the respective employee's highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates. The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.
The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation – Retirement Plans under the subtopic Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its Consolidated Balance Sheets and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.

Investments in Historic Tax Credits
Investments in Historic Tax Credits
The Company has a noncontrolling financial investment in a private investment fund and partnership that finances the rehabilitation and re-use of historic buildings. This unconsolidated investment may generate a return through the realization of federal income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in historic tax credits are accounted for under the equity method of accounting and the Company’s recorded investment in these entities is carried in other assets on the Consolidated Balance Sheets with any unfunded commitment recorded in other liabilities. The tax credits and other net tax benefits received are recognized as a component of income tax expense in the Consolidated Statements of Income.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset/liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Deferred income tax assets and liabilities are provided as temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements at the enacted tax rate expected to be applied in the period the deferred tax item is expected to be realized. A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the generation of a sufficient level of future taxable income and recoverable taxes paid in prior years.
A tax position is initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts. Penalties and interest incurred under the applicable tax law are classified as income tax expense. The Company has not recognized any tax liabilities or any interest or penalties in income tax expense related to uncertain tax positions as of December 31, 2025, 2024, and 2023.

Revenue Recognition
Revenue Recognition
ASC Topic 606, Revenue from Contracts with Customers ("ASC 606"), establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity's contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.
The majority of the Company's revenue-generating transactions are not subject to ASC 606, including revenue generated from financial instruments, such as loans and investment securities, earnings on bank-owned life insurance, real estate servicing fees, net, gain on sale of mortgage loans, net, gains (losses) on other real estate, net, and other non-interest income. Revenue from contracts with customers primarily consists of service charges and other fees, bank card income and fees and wealth management revenue, which are reflected as components of non-interest income on the Consolidated Statements of Income.
•Service charges and other fees consist of revenue generated from deposit account related service charges and fees, overdraft fees and other service charges and fees. Service charges on deposit accounts may be transactional or non-transactional in nature. Transactional service charges occur in the form of a service or penalty and are charged upon the occurrence of an event and are recognized as services are delivered to and consumed by the customer, or as penalty fees are charged. Non-transactional service charges are charges that are based on a broader service, such as account maintenance fees, and are recognized on a monthly basis.
•Bank card income and fees include interchange fee income from debit and credit cards processed through card association networks. The Company's performance obligation is generally complete when the transaction generating the fee is processed, and the Company records interchange fees as services are provided.
•Wealth management revenue includes monthly fees from brokerage commission and wealth management customers as consideration for managing the customers' assets. Brokerage commission primarily consists of commissions related to broker-dealer contracts. The contracts are between the customer and the broker-dealer, and the Company satisfies its performance obligation and earns commission when the transactions are completed. Wealth management services include custody of assets, investment management, escrow services, fees for trust services and other similar fiduciary activities. These fees are typically paid on a monthly basis and recognized as the performance obligation is satisfied.
The Company generally does not enter into long-term revenue contracts with customers, and therefore does not experience significant contract balances.
Trust Department
Trust Department
Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying Consolidated Balance Sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.

Consolidated Statements of Cash Flows
Consolidated Statements of Cash Flows
For the purpose of the Consolidated Statements of Cash Flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, overnight interest earning deposits with banks, and cash and due from banks. The Federal Reserve is authorized to establish reserve requirements on depository institutions. In 2020, the Federal Reserve reduced the reserve requirement to zero percent. As such, cash balances at the Federal Reserve at December 31, 2025 and 2024 were not subject to a reserve requirement.

Treasury Stock
Treasury Stock
The purchase of the Company's common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis. To the extent that the reissuance price exceeds the cost of the shares, the excess is credited to additional paid-in capital. If the reissuance price is less than the cost of the shares, the difference is charged to additional paid-in capital or to retained earnings if additional paid-in capital is insufficient.

Reclassifications
Reclassifications
Certain prior year information has been reclassified to conform to the 2025 presentation. There was no impact to net income or stockholders' equity in prior years as a result of these reclassifications.
Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
Income Taxes. In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The ASU requires that all entities disclose on an annual basis (1) the amount of income taxes paid, disaggregated by federal, state and foreign taxes and (2) the amount of income taxes paid disaggregated by individual jurisdictions in which income taxes paid is equal or greater than 5 percent of total income taxes paid. The ASU also requires that all entities disclose (1) income (loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic or foreign and (2) income tax expense (or benefit) from continuing operations disaggregated by federal (national), state and foreign. This ASU was effective for public business entities for annual periods beginning after December 15, 2024. Because this ASU affects disclosures only, the adoption did not affect the Company's Consolidated Balance Sheets or Consolidated Statements of Income, and the Company adopted this ASU prospectively. See Note 11, "Income Taxes," for more information.
Segment disclosures. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires enhanced disclosures on both an annual and interim basis about significant segment expenses, including for companies with only one reportable segment. This ASU was effective on a retrospective basis for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of this ASU did not have a material effect on the Company's consolidated financial statements and related disclosures. See Note 20, "Segment Information," for more information.
Purchased loans. In November 2025, the FASB issued ASU 2025-08, Financial Instruments-Credit Losses (Topic 326): Purchased Loans, which expands the population of acquired financial assets subject to the gross-up approach in Topic 326. Under the gross-up approach, an allowance for credit losses is recognized at the acquisition date with an offsetting entry to the asset's amortized cost basis. Specifically, this ASU does the following:
•applies the gross-up approach to acquired non-purchased credit deteriorated assets that are purchased seasoned loans and provides criteria for determining whether acquired loans qualify as purchased seasoned loans;
•for purchased seasoned loans, eliminates the Day 1 credit loss expense and reduces interest income recognized in subsequent periods because the gross-up approach will now apply to these loans;
•keeps the guidance for purchased credit deteriorated ("PCD") assets unchanged; and
•results in narrow subsequent measurement differences between purchased seasoned loans and PCD assets.
This ASU is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2026, and is applied on a prospective basis. Early adoption was permitted, and the Company adopted this ASU on January 1, 2026. The adoption of this ASU did not have a material effect on the Company's consolidated financial statements and related disclosures.